Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
Note 30. Subsequent Events
In February 2021, we entered into a new distribution agreement with Heineken Brazil that is intended to replace our previous distribution agreement with Heineken Brazil. The effectiveness of this distribution agreement is subject to various conditions, including the approval of the Brazilian antitrust authorities. Pursuant to this new distribution agreement, we will continue to sell and distribute Kaiser, Bavaria and Sol beer brands in Brazil and add to our portfolio premium international brands such as Eisenbahn. We will also cease to sell and distribute Heineken and Amstel beer brands. Moreover, we will have the right to produce and distribute alcoholic beverages and other beers in Brazil based on a certain proportion of Heineken’s portfolio in Brazil. The agreement has a five-year term and may be automatically renewed for an additional five-year term subject to certain conditions. Upon the new distribution agreement becoming effective, we intend to withdraw from the arbitration and other legal proceedings against Heineken Brazil and waive any rights with respect to any awards or judgments resulting from such arbitration and legal proceedings.